Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contributions
Contributions by employer, noncash, next fiscal year	$ 4
Expense of defined contribution plans	269	$ 278	$ 205
Defined pension benefits
Contributions
Contributions by employer, noncash	12	53
Estimated contribution by employer, next fiscal year	69
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	37	63
Of which, discretionary contributions to defined benefit pension plans	0	0
Expected future cash flows in respect of pension and other postretirement benefit plans
2023	212
2024	211
2025	195
2026	195
2027	186
Years 2028-2032	870
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	58	124
Of which, discretionary contributions to defined benefit pension plans	18	61
Expected future cash flows in respect of pension and other postretirement benefit plans
2023	245
2024	251
2025	248
2026	251
2027	258
Years 2028-2032	1,254
Other postretirement benefits
Contributions
Estimated contribution by employer, next fiscal year	6
Other postretirement benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	7	9
Of which, discretionary contributions to defined benefit pension plans	0	$ 0
Expected future cash flows in respect of pension and other postretirement benefit plans
2023	6
2024	6
2025	6
2026	5
2027	5
Years 2028-2032	$ 18